REAL ESTATE INVESTMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Real Estate Investments, Net [Abstract]
Schedule of Real Estate Properties
The Company’s investments in real estate consisted of the following (dollars in thousands):
As of June 30, 2012

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing/Post-Acute	93	10,549	$712,458	$(112,476)	$599,982
Senior Housing	9	773	47,892	(9,021)	38,871
Acute Care Hospital	1	70	61,640	(2,077)	59,563
	103	11,392	821,990	(123,574)	698,416
Corporate Level			239	(77)	162
			$822,229	$(123,651)	$698,578
As of December 31, 2011

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing/Post-Acute	87	10,034	$658,222	$(99,570)	$558,652
Senior Housing	9	773	47,192	(8,140)	39,052
Acute Care Hospital	1	70	61,640	(1,154)	60,486
	97	10,877	767,054	(108,864)	658,190
Corporate Level			239	(52)	187
			$767,293	$(108,916)	$658,377

	June 30, 2012	December 31, 2011
Building and improvements	$670,605	$626,877
Furniture and equipment	46,043	44,045
Land improvements	4,640	4,640
Land	100,941	91,731
	822,229	767,293
Accumulated depreciation	(123,651)	(108,916)
	$698,578	$658,377

The Company’s investments in real estate consisted of the following (dollars in thousands):
As of December 31, 2011

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing	76	8,646	$582,609	$(83,235)	$499,374
Multi-License Designation	10	1,389	80,350	(16,850)	63,500
Assisted Living	6	426	26,223	(4,540)	21,683
Mental Health	2	82	971	(429)	542
Independent Living	1	49	8,008	(1,104)	6,904
Continuing Care Retirement Community	1	215	7,253	(1,552)	5,701
Acute Care Hospital	1	70	61,640	(1,154)	60,486
	97	10,877	767,054	(108,864)	658,190
Corporate Level			239	(52)	187
			$767,293	$(108,916)	$658,377
As of December 31, 2010

Property Type	Number of Properties	Number of Beds/Units	Total Real Estate at Cost	Accumulated Depreciation	Total Real Estate Investments, Net
Skilled Nursing	67	7,501	$448,974	$(67,457)	$381,517
Multi-License Designation	10	1,389	81,245	(14,597)	66,648
Assisted Living	5	367	24,094	(4,053)	20,041
Mental Health	2	82	998	(370)	628
Independent Living	1	49	8,022	(875)	7,147
Continuing Care Retirement Community	1	215	7,435	(1,349)	6,086
	86	9,603	570,768	(88,701)	482,067
Corporate Level			230	—	230
			$570,998	$(88,701)	$482,297

	December 31, 2011	December 31, 2010
Building and improvements	$626,877	$460,097
Furniture and equipment	44,045	36,225
Land improvements	4,640	4,703
Land	91,731	69,973
	767,293	570,998
Accumulated depreciation	(108,916)	(88,701)
	$658,377	$482,297

Schedule of Future Minimum Rental Payments Receivable for Operating Leases
As of June 30, 2012, the future minimum rental income from the Company’s properties under non-cancelable operating leases is as follows (in thousands):

July 1, 2012 through December 31, 2012	$50,633
2,013	101,267
2,014	101,267
2,015	101,267
2,016	101,267
Thereafter	711,325
$1,167,026

As of December 31, 2011, the future minimum rental income from the Company’s properties under non-cancelable operating leases is as follows (in thousands):

2012	$94,632
2013	94,632
2014	94,632
2015	94,632
2016	94,632
Thereafter	643,085

$1,116,245